Credit Risk - Summary of Annual Growth Rates over 4 Year Forecast for CIB portfolio (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GDP [Member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
Forecasting period for macroeconomic assumptions	5 years	5 years